ACCOUNTS RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2016
ACCOUNTS RECEIVABLES, NET
Schedule of accounts receivables, net
	As at December 31
	2015	2016

Accounts receivables	113,169	198,851
Less: allowance for doubtful accounts	(2,156)	—

Accounts receivables, net	111,013	198,851

Schedule of allowance for doubtful accounts

	Year ended December 31,
	2014	2015	2016

Balance at the beginning of the year	—	2,156	2,156
Allowance made during the year	2,156	—	—
Reversal during the year	—	—	(2,156)

Balance at the end of the year	2,156	2,156	—